Employee Benefit Plans (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unvested Shares
Unvested at January 1, 2018	152,080
Granted	20,000	152,080
Vested	30,416
Unvested at December 31, 2018	141,664	152,080
Weighted Average Grant Date Fair Value
Unvested at January 1, 2018	$ 2.24
Granted	2.73
Vested	2.24
Unvested at December 31, 2018	$ 2.31	$ 2.24